22. Borrowings (Details 2) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	$ 8,269,920	$ 6,294,433	$ 5,202,452	$ 6,224,330
Fixed Rate
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	6,359,798	4,904,361
Fixed Rate | Less than 1 year
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	110,019	91,896
Fixed Rate | From 2 to 5 years
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	6,249,967	4,812,465
Floating Rate
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	1,910,122	1,390,072
Floating Rate | Less than 1 year
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	967,434	13,244
Floating Rate | From 2 to 5 years
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	942,500	688,414
Floating Rate | More than 5 years
SummaryOfBorrowingsLineItems [Line Items]
Borrowings	$ 0	$ 688,414